Inventory, Net (Details) - Schedule of Inventory net - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventory [Abstract]
Raw materials	$ 22	$ 9
Finished goods	532	406
Inventory	$ 554	$ 415